Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
Schedule of other current liabilities
	As of December 31,
	2020	2019
	(In thousands)
Customer deposits	$731	$—
Other liabilities	528	138
Contingent consideration payable	1,947	—
Total other current liabilities	$3,206	$138